Warrant liability - Series B Warrants (Details)			12 Months Ended
	Sep. 20, 2016 shares	Nov. 02, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 14, 2015 $ / shares	Dec. 31, 2014 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares						$ 7.10
Proceeds from warrants exercised | $			$ 242,000	$ 0	$ 0
Number of warrants outstanding (in shares)			3,417,840	3,779,245	2,842,309		287,852
Series B Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Warrants exercisable in share-based payment arrangement, percent			200.00%
Warrants exercisable in share-based payment arrangement, multiplier			81
Warrants exercisable in share-based payment arrangement, percent of quotient of the sum of the per share volume weighted average price			0.85
Warrants exercisable in share-based payment arrangement, number of lowest trading days			5 days
Warrants exercisable in share-based payment arrangement, number of trading days immediately prior to exercise date			15 days
Warrants exercisable in share-based payment arrangement, denominator			5 days
Exercise price (in usd per share) | $ / shares		$ 33.23
Proceeds from warrants exercised | $		$ 2,925,653
Number of warrants outstanding (in shares)					8,064
Number of share options expired in share-based payment arrangement (in shares)	8,064